AIM ETF Products Trusts
(the “Trust”)
And the Trust’s series

AllianzIM U.S. Equity Buffer10 Apr ETF	AllianzIM U.S. Equity Buffer20 Feb ETF
AllianzIM U.S. Equity Buffer20 Apr ETF	AllianzIM U.S. Equity Buffer10 Mar ETF
AllianzIM U.S. Equity Buffer10 Jul ETF	AllianzIM U.S. Equity Buffer20 Mar ETF
AllianzIM U.S. Equity Buffer20 Jul ETF	AllianzIM U.S. Equity Buffer10 May ETF
AllianzIM U.S. Equity Buffer10 Oct ETF	AllianzIM U.S. Equity Buffer20 May ETF
AllianzIM U.S. Equity Buffer20 Oct ETF	AllianzIM U.S. Equity Buffer10 Jun ETF
AllianzIM U.S. Equity Buffer10 Jan ETF	AllianzIM U.S. Equity Buffer20 Jun ETF
AllianzIM U.S. Equity Buffer20 Jan ETF	AllianzIM U.S. Equity Buffer10 Aug ETF
AllianzIM U.S. Equity 6 Month Buffer10 Apr/Oct ETF	AllianzIM U.S. Equity Buffer20 Aug ETF
AllianzIM U.S. Equity 6 Month Buffer10 Jan/Jul ETF	AllianzIM U.S. Equity Buffer10 Sep ETF
AllianzIM U.S. Equity Buffer10 Nov ETF	AllianzIM U.S. Equity Buffer20 Sep ETF
AllianzIM U.S. Equity Buffer20 Nov ETF	AllianzIM U.S. Equity 6 Month Buffer10 Feb/Aug ETF
AllianzIM U.S. Equity Buffer10 Dec ETF	AllianzIM U.S. Equity 6 Month Buffer10 Mar/Sep ETF
AllianzIM U.S. Equity Buffer20 Dec ETF	AllianzIM U.S. Equity 6 Month Buffer10 May/Nov ETF
AllianzIM U.S. Equity Buffer10 Feb ETF	AllianzIM U.S. Equity 6 Month Buffer10 Jun/Dec ETF

(each a “Fund” and together, the “Funds”)
Supplement, dated December 18, 2025
to each Fund’s Current Prospectus and Statement of Additional Information (“SAI”), each as supplemented
Important Notice Regarding Change in Investment Policy
This supplement updates certain information contained in each Fund’s prospectus and SAI and should be attached to each and retained for future reference.
The Board of Trustees of the Trust approved a change to each Fund’s 80% investment policy to remove “large cap” from such policy. Accordingly, shareholders of the Funds should be aware that the following changes will take effect on or about March 1, 2026:
1. The following information regarding each Fund’s new 80% investment policy replaces in its entirety similar information appearing in the “Principal Investment Strategies” and “Additional Information About the Fund’s Principal Investment Strategies” sections of the Fund’s prospectus:
Under normal market conditions, the Fund invests at least 80% of its net assets in instruments with economic characteristics similar to U.S. equity securities.
2. Each Fund’s 80% investment policy under the section “Investment Restrictions and Policies — Names Rule Policies” of the SAI is replaced with the following:
Under normal market conditions, the Fund invests at least 80% of its net assets in instruments with economic characteristics similar to U.S. equity securities.